Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Of Accounting Policies [Line Items]
Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions	The Group’s cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2024	2025
	US$	US$
Financial institutions in the mainland China
—Denominated in Chinese Renminbi (“RMB”)	20,758,937	22,436,172
—Denominated in U.S. Dollar (“USD”)	34,098,908	50,321,290
Total cash and cash equivalents balances held at mainland China financial institutions	54,857,845	72,757,462
Financial institutions in Hong Kong Special Administrative Region (“HK S.A.R.”)
—Denominated in USD	332,054,790	419,431,849
—Denominated in Hong Kong Dollar (“HKD”)	76,857	176,908
—Denominated in RMB	9,937	10,125
Total cash and cash equivalents balances held at the HK S.A.R. financial institutions	332,141,584	419,618,882
Financial institutions in UAE
—Denominated in United Arab Emirates Dirham (“AED”)	2,856,191	3,191,045
—Denominated in USD	89,180,624	27,094,651
—Denominated in RMB	1,273,258	77,918
Total cash and cash equivalents balances held at the UAE financial institutions	93,310,073	30,363,614
Financial institutions in United States
—Denominated in USD	99,836	3,286
Total cash and cash equivalents balances held at the United States financial institutions	99,836	3,286
Financial institutions in Singapore
—Denominated in USD	5,924,674	3,462,459
—Denominated in Singapore Dollar (“SGD”)	97,024	760,419
—Denominated in RMB	794,858	5,897
Total cash and cash equivalents balances held at the Singapore financial institutions	6,816,556	4,228,775
Financial institutions in United Kingdom
—Denominated in USD	1,154,000	—
Total cash and cash equivalents balances held at the United Kingdom financial institutions	1,154,000	—
Total cash and cash equivalents balances held at financial institutions	488,379,894	526,972,019

Schedule of Useful Life of Property Plant and Equipment

Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Building	29 years
Electronic equipment and office furniture	3-5 years
Vehicle	4 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Summary of Intangible Assets Amortized using Straight Line Method over Estimated Useful Lives	Intangible asset is amortized using the straight-line method over the estimated useful lives of the asset, as follows:

Category	Estimated Useful Life
Domain names	3-5 years
Trademarks	10 years

Summary of Company's Assets Measured at Fair Value on Reccurring Basis

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

(l)
Fair Value Measurements (continued)

	Fair value measurement as of December 31, 2024 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2024
	US$	US$	US$	US$
Assets
Cash and cash equivalents:
Money market funds	161,104,715	—	—	161,104,715
Short-term investments:
Debt securities measured at fair value under fair value option	—	19,210,788	—	19,210,788
Long-term investments:
Debt securities measured at fair value under fair value option	—	8,948,600	—	8,948,600
Total	161,104,715	28,159,388	—	189,264,103

	Fair value measurement as of December 31, 2025 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2025
	US$	US$	US$	US$
Assets
Cash and cash equivalents:
Money market funds	322,969,014	—	—	322,969,014
Short-term investments:
Debt securities measured at fair value under fair value option	—	717,186	—	717,186
Long-term investments:
Debt securities measured at fair value under fair value option	—	9,557,200	—	9,557,200
Total	322,969,014	10,274,386	—	333,243,400

Schedules of Concentration of Risk by Risk Factor

The Group’s cost of revenues mainly included commission fees paid to third party payment platforms, among which two, three and three third party payment platforms individually represent greater than 10% of the Group’s cost of revenues excluding payroll and welfare and depreciation for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Year Ended December 31,
	2023	2024	2025
A	32%	22%	22%
B	24%	25%	27%
C	*	24%	21%

* represents less than 10%

Summary of Geographic Information for Long-lived Assets	The geographic information for long-lived assets of the Group’s as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	US$	US$
Domestic component
UAE	369,258	970,025
Foreign components
Mainland China	15,141,941	14,539,686
HK S.A.R.	18,113	383,086
Cayman Islands	700,000	460,000
Saudi Arabia	—	1,126,554
Singapore	—	378,470
Total long-lived assets	16,229,312	17,857,821